Cover	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	BAYFIRST FINANCIAL CORP.
Entity Incorporation, State or Country Code	FL
Entity File Number	001-41068
Entity Tax Identification Number	59-3665079
Entity Address, Address Line One	700 Central Avenue
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33701
City Area Code	727
Local Phone Number	440-6848
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BAFN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001649739
Amendment Flag	false